PSF Small-Cap Stock Index Portfolio Expense Example, No Redemption - PSF Small-Cap Stock Index Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 39
Expense Example, No Redemption, 3 Years	122
Expense Example, No Redemption, 5 Years	213
Expense Example, No Redemption, 10 Years	480
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	$ 786